Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2015 Fund))	0 Months Ended
Jun. 27, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.16%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	2.02%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	2.03%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.42%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	0.79%